Investment Strategy - LORD ABBETT DEVELOPING GROWTH FUND INC	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests in equity securities of companies that the portfolio management team believes demonstrate above-average, long-term growth potential. The portfolio management team seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s start-up phase when growth is expected to occur at a rate generally not equaled by established companies in their mature years.

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.